Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Utilities Index ETF	Nov. 29, 2022
Fidelity MSCI Utilities Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	17.38%
Past 5 years	11.33%
Since Inception	11.46%
Fidelity MSCI Utilities Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.56%
Past 5 years	10.51%
Since Inception	10.58%
Fidelity MSCI Utilities Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.77%
Past 5 years	8.86%
Since Inception	9.15%
IXWN5
Average Annual Return:
Past 1 year	17.46%
Past 5 years	11.47%
Since Inception	11.60%	[1]
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Since Inception	15.26%	[1]

[1]	A From October 21, 2013